CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	$ 2,701.8	$ 2,535.8	$ 2,097.4
Net income	74.0	235.3	545.7
Cash distributions	(55.4)	(60.1)	(107.3)
Other distributions		(9.2)
Repayment of shareholder loan	(6.2)	0.0	0.0
Consolidated balance, end of period	2,714.2	2,701.8	2,535.8
Common Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,208.9	1,123.2	945.5
Net income	46.0	115.8	230.4
Cash distributions	(30.1)	(30.1)	(52.7)
Consolidated balance, end of period	1,224.8	1,208.9	1,123.2
Subordinated Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	94.8	69.4	18.8
Net income	10.1	25.4	50.6
Consolidated balance, end of period	104.9	94.8	69.4
Total Before Non- Controlling interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,303.7	1,192.6	964.3
Net income	56.1	141.2	281.0
Cash distributions	(30.1)	(30.1)	(52.7)
Consolidated balance, end of period	1,329.7	1,303.7	1,192.6
Non- controlling Interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Consolidated balance, beginning of period	1,398.1	1,343.2	1,133.1
Net income	17.9	94.1	264.7
Cash distributions	(25.3)	(30.0)	(54.6)
Other distributions		(9.2)
Repayment of shareholder loan	(6.2)
Consolidated balance, end of period	$ 1,384.5	$ 1,398.1	$ 1,343.2